Loss Per Share Attributable to Ordinary Equity Holders of the Company (Details) - Schedule of Loss Per Share Basic and Diluted (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Loss Per Share Basic and Diluted [Abstract]
Diluted loss per share	$ (17.92)	$ (102.43)	$ (143.21)